INCOME TAX	6 Months Ended
Jun. 30, 2022
Major components of tax expense (income) [abstract]
INCOME TAX	INCOME TAX

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Current tax expense	54	509	516	1,109
Deferred tax charge (benefit) (Note 15)	76	73	(17)	139
	130	582	499	1,248
For three and six month ended June 30, 2022, the effective tax rate of the Group amounted to 69.9% and 9.9%, respectively (2021: 19.2% and 15.3%) as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Income before tax	186	3,027	5,041	8,159
Tax expense (credit)	(269)	151	366	408
Tax effects of:
Disallowed expenses	205	140	482	246
Movements in temporary differences	193	(16)	(352)	(79)
Income subject to other tax rates	—	309	—	669
Other	1	(2)	3	4
	130	582	499	1,248